Business Combinations (Tables)	12 Months Ended
Dec. 31, 2025
SK m&service Co., Ltd
Statement [LineItems]
Considerations transferred and identifiable assets acquired and liabilities assumed
2)	Considerations transferred and identifiable assets acquired and liabilities assumed are as follows:

(In millions of won)
	Amounts
I. Consideration transferred:
Cash and cash equivalents	₩	506,844

II. Identifiable assets acquired and liabilities assumed:
Accounts receivable – trade and other, net		19,085
Property and equipment, net		240,303
Intangible assets, net		2
Accounts payable – trade and other		(3,992)

		255,398

III. Capital surplus and others(I - II)	₩	251,446